Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates

(a)  Use of Estimates

To prepare our financial statements in conformity with accounting principles generally accepted in the United States of America, our management must make estimates, judgments and assumptions that may affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from such estimates under different assumptions or conditions.

Foreign Currencies

(b)  Foreign Currencies

In general, the functional currencies of our foreign subsidiaries are the local currencies. For the purpose of consolidating the financial statements of our foreign subsidiaries, all assets and liabilities of the foreign subsidiaries are translated into U.S. dollars using the exchange rate at each balance sheet date, while the stockholders’ equity accounts are translated at historical exchange rates. Translation gains and losses that result from the conversion of the balance sheets of the foreign subsidiaries into U.S. dollars are recorded to cumulative translation adjustment, which is a component of accumulated other comprehensive income (loss) (Note 15) within stockholders’ equity. The revenue and expenses of our foreign subsidiaries are translated using the average of the rates of exchange in effect during each fiscal month.

Net realized and unrealized foreign currency exchange transaction losses of $7.9 million and $22.9 million during 2012 and 2011, respectively, and gains of $9.8 million during 2010 are included as a component of other income (expense), net in the accompanying consolidated statements of operations.

Cash and Cash Equivalents

(c)  Cash and Cash Equivalents

We consider all highly-liquid investments purchased with original maturities of three months or less at the date of acquisition to be cash equivalents. Cash equivalents consisted of money market funds at December 31, 2012 and 2011.

Restricted Cash

(d)  Restricted Cash

We had restricted cash of $3.1 million and $9.0 million as of December 31, 2012 and 2011, respectively. Of the $9.0 million as of December 31, 2011, approximately $5.3 million was for the purchase of the remaining outstanding shares of Axis-Shield plc, or Axis-Shield, which were acquired prior to December 31, 2011, but settled in the first quarter of 2012.

Marketable Securities

(e)  Marketable Securities

Securities classified as available-for-sale or trading are carried at fair value, as determined by quoted market prices at the balance sheet date. Realized gains and losses on securities are included in other income (expense), net, on a specific identification basis. Unrealized holding gains and losses (except for other than temporary impairments) on securities classified as available-for-sale, are reported in accumulated other comprehensive income, net of related tax effects. Marketable securities that are held indefinitely are classified in our accompanying consolidated balance sheets as long-term marketable securities.

Inventories

(f)  Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and are made up of raw material, work-in-process and finished goods. The cost elements of work-in-process and finished goods inventory consist of raw material, direct labor and manufacturing overhead. Where finished goods inventory is purchased from third-party manufacturers, the costs of finished goods inventory recorded in the financial statements represent the costs to acquire such inventory.

Property, Plant and Equipment

(g)  Property, Plant and Equipment

We record property, plant and equipment at historical cost or, in the case of a business combination, at fair value on the date of the business combination. Depreciation is computed using the straight-line method based on the following estimated useful lives of the related assets: machinery, laboratory equipment and tooling, 1-15 years; buildings, 7-61 years; leasehold improvements, lesser of the remaining term of the lease or estimated useful life of the asset; computer software and equipment, 1-7 years and furniture and fixtures, 2-16 years. Land is not depreciated. Depreciation expense related to property, plant and equipment amounted to $109.7 million, $83.7 million and $67.7 million in 2012, 2011 and 2010, respectively. Fully-depreciated property, plant and equipment that are still in use remain on the books until disposal or retirement. When property, plant and equipment are retired or disposed of, the cost and respective accumulated depreciation are removed from the books. Any gain or loss on disposal is recorded in the income statement. Expenditures for repairs and maintenance are expensed as incurred.

Goodwill and Other Intangible Assets with Indefinite Lives

(h)  Goodwill and Other Intangible Assets with Indefinite Lives

Goodwill relates to amounts that arose in connection with our various business combinations and represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets when accounted for using the acquisition method of accounting. Goodwill is not amortized, but is subject to periodic review for impairment.

We test goodwill and other intangible assets with indefinite lives at the reporting unit level for impairment on an annual basis, and between annual tests, if events and circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying value. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, including a decline in market capitalization, a significant adverse change in legal factors, business climate or operational performance of the business and an adverse action or assessment by a regulator.

In performing the impairment test, we utilize the two-step approach. The first step, or Step 1, requires a comparison of the carrying value of each reporting unit to its estimated fair value. To estimate the fair value of our reporting units for Step 1, we use a combination of the income approach and the market approach. The income approach is based on a discounted cash flow analysis, or DCF, and calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting the after-tax cash flows to a present value, using a risk-adjusted discount rate. Assumptions used in the DCF require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows. The forecasted cash flows are based on our most recent budget and for years beyond the budget, our estimates are based on assumed growth rates. We believe our assumptions are consistent with the plans and estimates used to manage the underlying businesses. The discount rates, which are intended to reflect the risks inherent in future cash flow projections, used in the DCF are based on estimates of the weighted-average cost of capital, or WACC, of market participants relative to each respective reporting unit. The market approach considers comparable market data based on multiples of revenue or earnings before interest, taxes, depreciation and amortization, or EBITDA.

If the carrying value of a reporting unit exceeds its estimated fair value, we are required to perform the second step, or Step 2, of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. The implied fair value of goodwill is calculated as the difference between the fair value of the reporting unit and the estimated fair value of its assets and liabilities. To the extent this amount is below the carrying value of goodwill, an impairment charge is recorded.

The estimate of fair value requires significant judgment. We based our fair value estimates on assumptions that we believe to be reasonable but that are unpredictable and inherently uncertain, including estimates of future growth rates and operating margins and assumptions about the overall economic climate and the competitive environment for our business units. There can be no assurance that our estimates and assumptions made for purposes of our goodwill and identifiable intangible asset testing as of the time of testing will prove to be accurate predictions of the future. If our assumptions regarding business plans, competitive environment or anticipated growth rates are not correct, we may be required to record goodwill and/or intangible asset impairment charges in future periods, whether in connection with our next annual impairment testing or earlier, if an indicator of an impairment is present before our next annual evaluation.

Impairment charges related to goodwill have no impact on our cash balances or on compliance with financial covenants under our Amended and Restated Credit Agreement.

2012 Annual Goodwill Impairment Test

We conducted our 2012 annual impairment test for our reporting units during the fourth quarter of 2012. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 11.0% to 15.0%, projected compound average revenue growth rates of 3.0% to 8.1% and terminal value growth rates of 3.0% to 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which among other factors considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 0.9 to 2.4 times and multiples of EBITDA of 6.1 to 8.9 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated the estimated fair value of the professional diagnostics, health information solutions and consumer diagnostics reporting units exceeded the carrying value of their reporting unit’s net assets by 7.9%, 9.4% and 27.2%, respectively.

2011 Annual Goodwill Impairment Test

We conducted our 2011 annual impairment test for our reporting units during the fourth quarter of 2011. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 11.0% to 14.5%, projected compound average revenue growth rates of 4.9% to 10.0% and terminal value growth rates of 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which, among other factors, considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 0.8 to 2.6 times and multiples of EBITDA of 5.6 to 9.3 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated that the carrying value of the net assets of our health information solutions reporting unit exceeded the estimated fair value of the reporting unit. As a result, we were required to perform Step 2 of the goodwill impairment test to determine the amount, if any, of goodwill impairment charges for the health information solutions reporting unit. We completed Step 2, consistent with the procedures described above, and determined that a goodwill impairment charge in the amount of approximately $383.6 million was required. The resulting goodwill impairment charge is reflected in operating income (loss) in our accompanying consolidated statements of operations.

This impairment was primarily driven by reduced future cash flow expectations from the reporting unit principally as a result of an increasingly competitive business environment for services provided by the reporting unit, including the insourcing of certain services by key customers and a reduction in spending by other customers as a result in part of the continuing difficult economic climate. Also contributing to the impairment charge was the lower valuations ascribed to similar comparable businesses in the public markets.

2010 Annual Goodwill Impairment Test

We conducted our 2010 annual impairment test for our reporting units during the fourth quarter of 2010. Key assumptions (which vary by reporting unit) used in determining fair value under the discounted cash flow approach included discount rates ranging from 12.5% to 13.0%, projected compound average revenue growth rates of 6.0% to 10.0% and terminal value growth rates of 4.0%. In determining the appropriate discount rate, we considered the WACC for each reporting unit, which, among other factors, considers the cost of common equity capital and the marginal cost of debt of market participants. Key assumptions (which again vary by reporting unit) used in determining fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly-traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 1.0 to 2.8 times and multiples of EBITDA of 7.5 to 10.0 times. In assessing the reasonableness of our estimated fair values of the reporting units, management compared the results of the valuation analyses against our then-current market capitalization to imply a control premium. Based on this analysis, the implied control premium was within the range of comparable industry transactions.

The Step 1 impairment analysis indicated that the carrying value of the net assets of our health information solutions reporting unit exceeded the estimated fair value of the reporting unit. As a result, we were required to perform Step 2 of the goodwill impairment test to determine the amount, if any, of goodwill impairment charges for the health information solutions reporting unit. We completed Step 2, consistent with the procedures described above, and determined that a goodwill impairment charge in the amount of approximately $1.0 billion was required. The resulting goodwill impairment charge is reflected in operating income (loss) in our accompanying consolidated statements of operations.

This impairment was primarily driven by reduced future cash flow expectations from the reporting unit principally as a result of an increasingly competitive business environment for services provided by the reporting unit, including the insourcing of certain services by key customers and a reduction in spending by other customers as a result in part of the continuing difficult economic climate. Also contributing to the impairment charge was the lower valuations ascribed to similar comparable businesses in the public markets.

Impairment of Other Long-Lived Tangible and Intangible Assets

(i)  Impairment of Other Long-Lived Tangible and Intangible Assets

Our intangible assets consist primarily of core technology, in-process research and development, patents, trademarks, trade names, customer relationships, distribution rights and non-competition agreements. The majority of our intangible assets were recorded in connection with our various business combinations. Our intangible assets are recorded at fair value at the time of their acquisition. We amortize intangible assets over their estimated useful lives.

The estimated useful lives of the individual categories of intangible assets were based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with finite lives is recognized over the shorter of the respective lives of the agreement or the period of time the intangible assets are expected to contribute to future cash flows. We amortize our finite-lived intangible assets based on patterns on which the respective economic benefits are expected to be realized.

We evaluate long-lived tangible and intangible assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indicators of impairment are present with respect to long-lived tangible and intangible assets used in operations and undiscounted future cash flows are not expected to be sufficient to recover the assets’ carrying amount, additional analysis is performed as appropriate and the carrying value of the long-lived assets is reduced to the estimated fair value, if this is lower, and an impairment loss is charged to expense in the period the impairment is identified.

We conduct our annual goodwill impairment test for our reporting units during the fourth quarter of each year. The impairment tests conducted during 2011 and 2010 indicated there was an impairment of goodwill associated with our health information solutions reporting unit, and thus, a potential impairment of our long-lived tangible and intangible assets associated with the same reporting unit. We conducted an analysis, utilizing an undiscounted cash flow model. The analyses conducted during 2011 and 2010 indicated there was no impairment of the long-lived tangible or intangible assets associated with our health information solutions reporting unit.

Acquired In-Process Research and Development (IPR&D)

(j)  Acquired In-Process Research and Development (IPR&D)

Acquired IPR&D represents the fair value assigned to research and development assets that we acquire as part of business combinations, and which have not been completed at the date of acquisition. The acquired IPR&D is capitalized as an intangible asset and tested for impairment at least annually until commercialization, after which time the IPR&D is amortized over its estimated useful life.

Business Acquisitions

(k)  Business Acquisitions

Our business acquisitions have historically been made at prices above the fair value of the assets acquired and liabilities assumed, resulting in goodwill, based on our expectations of synergies and other benefits of combining the businesses. These synergies and benefits include elimination of redundant facilities, functions and staffing; use of our existing commercial infrastructure to expand sales of the products of the acquired businesses; and use of the commercial infrastructure of the acquired businesses to expand product sales in a cost-efficient manner.

Significant judgment is required in estimating the fair value of intangible assets and in assigning their respective useful lives. The fair value estimates are based on available historical information and on future expectations and assumptions deemed reasonable by management, but are inherently uncertain.

We generally employ the income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants, and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product life cycles, economic barriers to entry, a brand’s relative market position and the discount rate applied to the cash flows. Unanticipated market or macroeconomic events and circumstances may occur, which could affect the accuracy or validity of the estimates and assumptions.

Net assets acquired are recorded at their fair value and are subject to adjustment upon finalization of the fair value analysis. We are not aware of any information that indicates the final fair value analysis will differ materially from the preliminary estimates.

During 2012, 2011, and 2010, we expensed acquisition-related costs of $9.7 million $11.5 million and $8.2 million, respectively, in general and administrative expense.

Income Taxes

(l)  Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized in the future (Note 16).

We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions on a quarterly basis and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Revenue Recognition

(m)  Revenue Recognition

We primarily recognize revenue when the following four basic criteria have been met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services rendered, (3) the fee is fixed or determinable and (4) collection is reasonably assured.

The majority of our revenue is derived from product sales. We recognize revenue upon transfer of the title of the products to third-party customers, less a reserve for estimated product returns and allowances. Determination of the reserve for estimated product returns and allowances is based on our management’s analyses and judgments regarding certain conditions. Should future changes in conditions prove management’s conclusions and judgments on previous analyses to be incorrect, revenue recognized for any reporting period could be adversely affected.

For products that include installation, and if the installation meets the criteria to be considered a separate element, product revenue is recognized upon delivery, and installation revenue is recognized when the installation is complete. For sales that include customer-specified acceptance criteria, revenue is recognized after the acceptance criteria have been met. Certain of our products require specialized installation. Revenue for these products is deferred until installation is completed. Revenue from services is deferred and recognized over the contractual period, or as services are rendered and accepted by the customer. When arrangements include multiple elements, we use objective evidence of fair value to allocate revenue to the elements, and recognize revenue when the criteria for revenue recognition have been met for each element, in accordance with authoritative guidance on multiple-element arrangements.

Additionally, we generate services revenue in connection with contracts with health plans (both commercial and governmental) and self-insured employers, whereby we provide clinical expertise through fee-based arrangements. Revenue for fee-based arrangements is recognized over the period in which the services are provided. Some contracts provide that a portion of our fees are at risk if our customers do not achieve certain financial cost savings or we do not achieve certain other clinical and operational metrics, over a period of time, typically one year. Revenue subject to refund is not recognized if (i) sufficient information is not available to calculate performance measurements or (ii) interim performance measurements indicate that we are not meeting performance targets. If either of these two conditions exists, we record the amounts as other current liabilities in the consolidated balance sheet, deferring recognition of the revenue until we establish that we have met the performance criteria. If we do not meet the performance targets at the end of the contractual period, we are obligated under the contract to refund some or all of the at-risk fees.

We also receive license and royalty revenue from agreements with third-party licensees. Revenue from license and royalty agreements is recognized on a straight-line basis over the obligation period of the related license agreements, or at the time when we have no further obligations. License and royalty fees that the licensees calculate based on their sales, which we have the right to audit under most of our agreements, are generally recognized upon receipt of the license or royalty payments unless we are able to reasonably estimate the fees as they are earned. License and royalty fees that are determinable prior to the receipt thereof are recognized in the period they are earned.

Employee Stock-Based Compensation Arrangements

(n)  Employee Stock-Based Compensation Arrangements

We account for share-based payments in accordance with Accounting Standards Codification, or ASC 718, Compensation — Stock Compensation. Compensation expense associated with stock options includes amortization based on the grant-date fair value estimated in accordance with the provisions of ASC 718. In addition, we record expense over the offering period in connection with shares issued under our employee stock purchase plan. Compensation expense for stock-based compensation awards includes an estimate for forfeitures and is recognized over the vesting period of the options using the straight-line method. It is our policy to recognize, through additional paid in capital, the excess or windfall tax benefits on stock option deductions, as those deductions are recognized on tax returns.

Our stock option plans provide for grants of options to employees to purchase common stock at or above the fair market value of such shares on the grant date of the award. The options generally vest over a four-year period, beginning on the date of grant, with a graded vesting schedule of 25% at the end of each of the four years. The fair value of each option grant is estimated on the date of grant primarily using a Black-Scholes option-pricing method. We use historical data to estimate the expected price volatility and the expected forfeiture rate. The contractual term of our stock option awards is ten years. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant with a remaining term equal to the expected term of the option. We have not made any dividend payments to common shareholders nor do we have plans to pay dividends in the foreseeable future.

Net Loss per Common Share

(o)  Net Loss per Common Share

Net loss per common share is based upon the weighted-average number of outstanding common shares and the dilutive effect of common share equivalents, such as options and warrants to purchase common stock, convertible preferred stock and convertible notes, if applicable, that are outstanding each year (Note 12).

Other Operating Expenses

(p)  Other Operating Expenses

We expense advertising costs as incurred. In 2012, 2011 and 2010, advertising costs amounted to $22.6 million, $9.9 million and $14.4 million, respectively, and are included in sales and marketing expenses in the accompanying consolidated statements of operations.

Shipping and handling costs are included in cost of net revenue in the accompanying consolidated statements of operations. When we charge our customers for shipping and handling costs, these costs are recorded along with product revenues.

Concentration of Credit Risk, Off-Balance Sheet Risks and Other Risks and Uncertainties

(q)  Concentration of Credit Risk, Off-Balance Sheet Risks and Other Risks and Uncertainties

Financial instruments that potentially subject us to concentration of credit risk primarily consist of cash and cash equivalents and accounts receivable. We invest our excess cash primarily in high quality securities and limit the amount of our credit exposure to any one financial institution. We do not require collateral or other securities to support customer receivables; however, we perform on-going credit evaluations of our customers and maintain allowances for potential credit losses.

At December 31, 2012 and 2011, no individual customer’s accounts receivable balance was in excess of 10% of our aggregate accounts receivable. During 2012, 2011 and 2010, no one customer represented greater than 10% of our net revenue.

We rely on a number of third parties to manufacture certain of our products. If any of our third-party manufacturers cannot, or will not, manufacture our products in the required volumes, on a cost-effective basis, in a timely manner, or at all, we will have to secure additional manufacturing capacity. Any interruption or delay in manufacturing could have a material adverse effect on our business and operating results.

Financial Instruments and Fair Value of Financial Instruments

(r)  Financial Instruments and Fair Value of Financial Instruments

Our primary financial instruments at December 31, 2012 and 2011 consisted of cash equivalents, restricted cash, marketable securities, accounts receivable, accounts payable and debt. We apply fair value measurement accounting to value our financial assets and liabilities. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value.

Described below are the three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices in active markets for identical assets or liabilities.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Software for Internal Use and for Resale

(s)  Software for Internal Use and for Resale

We may capitalize certain costs associated with the development of internal-use software, including direct materials and services. Capitalized software is amortized on a straight-line basis over its estimated useful life and is included in computer software and equipment within property, plant and equipment.

We also develop software for resale or lease to external parties and expense the costs of developing software for resale or lease incurred before establishment of technological feasibility of the underlying software. The costs incurred from establishment of technological feasibility until general release of the software are capitalized, and the capitalized software is amortized over its estimated useful life. Capitalized software for resale or lease is included in computer software and equipment within property, plant and equipment.

Research and Development

(t)  Research and Development

Our research and development programs focus on the development of cardiology, infectious disease, toxicology, diabetes, oncology and women’s health products together with health information technologies that will facilitate connectivity and information and data management solutions. Research and development costs are expensed as incurred. Payments received from external parties to fund our research and development activities reduce the recorded research and development expenses.

Leases

(u)  Leases

We lease certain facilities and equipment from external parties under operating leases. Rent expense related to operating leases is recorded in the income statement as incurred. We also lease machinery, laboratory equipment, tooling and other equipment under capital leases. In determining whether a lease is a capital or an operating lease, we estimate the expected term of the lease, which includes certain renewable options as required by lease accounting guidance. Rent deferrals, landlord incentives and rent escalations are included in calculation of minimum lease payments when performing the capital lease tests and when calculating the rent expense for operating leases.

Leased property, plant and equipment that meet the capital lease criteria are capitalized at the lower of the present value of the minimum lease payments or the fair value of the underlying asset at the inception date of the lease. Assets under capital leases are depreciated on a straight-line basis over the lease term.

Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the remainder of the expected term of the lease.

Recent Accounting Pronouncements

(v)  Recent Accounting Pronouncements

Recently Issued Standards

In July 2012, the FASB issued Accounting Standards Update, or ASU, No. 2012-02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, or ASU 2012-02. ASU 2012-02 allows an entity the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on our financial position, results of operations, comprehensive income or cash flows.

Recently Adopted Standards

Effective January 1, 2012, we adopted ASU No. 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing for Goodwill Impairment, or ASU 2011-08. ASU 2011-08 allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step impairment test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step impairment test is required; otherwise, no further testing is required. This update does not change the current guidance for testing other indefinite-lived intangible assets for impairment. The adoption of this standard did not have an impact on our financial position, results of operations, comprehensive income or cash flows. Based upon a qualitative assessment, we performed Step 1 of the two-step impairment test on all of our reporting units in 2012.

Effective January 1, 2012, we adopted ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, or ASU 2011-05. ASU 2011-05 (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. This update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments do not affect how the earnings per share amounts are calculated or presented. Effective January 1, 2012, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, or ASU 2011-12. As these accounting standards only require enhanced disclosure, the adoption of these standards did not impact our financial position, results of operations, comprehensive income or cash flows.

Effective January 1, 2012, we adopted ASU No. 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, or ASU 2011-04. ASU 2011-04 provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP.